Convertible Notes Payable (Details) - USD ($)					1 Months Ended		3 Months Ended		6 Months Ended		12 Months Ended
	Apr. 22, 2020	Apr. 21, 2020	Jul. 23, 2019	Feb. 02, 2019	Jan. 31, 2019	Jan. 18, 2019	Jun. 30, 2020	Mar. 31, 2020	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 18, 2020	Mar. 31, 2019
Convertible Notes Payable (Textual)
Proceeds from convertible debt									$ 20,000	$ 215,000
Convertible notes payable, description					The notes bear interest at a fixed rate of 10% per annum, computed based on a 360-day year and mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note.
Principle amount		$ 125,000
Warrant purchase shares (in Shares)		750,000
Warrants fair value									1,777,292
Derivative liabilities							$ 1,993,239		1,993,239
Debt discounts									176,274
Amortization of debt discount									1,590,398	7,704
Exercise price (in Dollars per share)	$ 1.00
Advance cash	$ 25,000								200,000	$ 230,000
Debt Instrument, Face Amount							200,000		200,000
Interest Expense, Debt, Excluding Amortization									38,356
Bear interest rate	12.00%
Line of Credit Facility, Interest Rate at Period End	360.00%
Debt Instrument, Redemption, Period One [Member]
Convertible Notes Payable (Textual)
Convertible notes payable, description								The unpaid outstanding principal amount and accrued and unpaid interest under the Note shall be convertible into shares of the Company’s common stock at any time at the option of the Investor. The conversion price shall be equal to 80% multiplied by the price per share paid by the investors in the next capital raising transaction consummated by the Company in the amount of $1,000,000 or more (the “Qualified Financing”), subject to adjustments as provided in the Note. In the event the Investor elects to convert the Note prior to a Qualified Financing, the conversion price shall be the effective exercise price per share from time to time pursuant to the Warrant. At any time prior to the Maturity Date, upon 10 business days’ notice to the Investor, the Company shall have the right to pre-pay the entire remaining principal amount of the Note subject to the pre-payment terms contained in the Note. The note is valued at face value and not considered a derivative since the Qualified Financing is at the control of the Company. The Company recorded $18,857 of accrued interest and has a total outstanding principal balance of $275,000 as of June 30, 2020.
Convertible Notes Payable [Member]
Convertible Notes Payable (Textual)
Debt Instrument, interest rate, stated percentage														10.00%
Derivative liabilities													$ 255,899
Warrant derivative									162,605
Gain (loss) on change in fair market value of derivative liabilities							$ 100,776		93,294
Convertible Notes Payable [Member] | Debt Instrument, Redemption, Period One [Member]
Convertible Notes Payable (Textual)
Maximum amount of private offering.					$ 500,000
Proceeds from convertible debt			$ 150,000	$ 130,000		$ 100,000
Principle amount								$ 380,000
Convertible Notes Payable [Member] | SecuritiesPurchaseAgreementMember
Convertible Notes Payable (Textual)
Principle amount											$ 275,000
Warrant purchase shares (in Shares)											100,000
Purchase price received												$ 250,000
Original issue discount											$ 25,000
Interest charge in percentage											8.00%
Beneficial ownership percentage											4.99%
Outstanding balance percentage											130.00%
Conversion price redefined											65.00%
Warrant exercise price per share (in Dollars per share)											$ 1.25
Convertible Notes Payable [Member] | Collaborative Arrangement, Transaction with Party to Collaborative Arrangement [Member]
Convertible Notes Payable (Textual)
Beneficial ownership percentage of warrant												9.99%
Warrants fair value												$ 130,768
Debt discounts												$ 155,768
Amortization of debt discount									$ 268,894
Construction Loan Payable [Member] | Debt Instrument, Redemption, Period One [Member]
Convertible Notes Payable (Textual)
Convertible notes payable, description								the debt will be converted to new round stock based on the product of the outstanding principal and accrued interest multiplied by 1.35, then divided by the accrual per share price of the new round common stock. If a change of control occurs or if the Company completes a firmly underwritten public offering of its common stock prior to the Qualified Financing the notes would, at the election of the holders of a majority of the outstanding principal of the notes, be either payable on demand as of the closing of such change of control or Initial Public Offering (‘IPO”) or convertible into shares of common stock immediately prior to such change of control transaction or IPO transaction at a price per share equal to the lesser of the per share value of the common stock as determined by the Company’s Board of Directors or the per share consideration to be received by the holders of the common stock in such change of control or IPO transaction. Based on the terms of the conversion, the holders may receive a discount, and the notes are considered to have a contingent beneficial conversion feature. If conversion of the debt occurs, the Company will recognize an expense related to the intrinsic value. The Company recorded $18,947 of accrued interest and has a total outstanding principal balance of $380,000 as of June 30, 2020.
Convertible Grid Notes [Member]
Convertible Notes Payable (Textual)
Principle amount		$ 125,000
Warrant purchase shares (in Shares)		750,000
Exercise price (in Dollars per share)		$ 0.80
Advance cash	$ 50,000
Warrant [Member]
Convertible Notes Payable (Textual)
Warrant purchase shares (in Shares)							2,002,250		2,002,250			502,250
Warrant exercise price per share (in Dollars per share)		$ 0.80					$ 0.74		$ 0.74			$ 0.57